Right of use assets and lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Buildings [Member] | Amortization
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	€ (199)	€ (281)
Disposal	2	470
Depreciation charge	(453)	(383)
Exchange difference	(38)	(5)
Right-of-use assets at December 31	(688)	(199)
Buildings [Member] | Net book value [Member]
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	2,990
Right-of-use assets at December 31	2,755	2,990
Buildings [Member] | Gross value [Member]
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	3,189	1,207
Additions	24	3,194
Disposal	(13)	(1,207)
Exchange difference	243	(5)
Right-of-use assets at December 31	3,443	3,189
Vehicles [Member] | Amortization
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	(109)	(52)
Disposal	19	11
Depreciation charge	(117)	(68)
Right-of-use assets at December 31	(207)	(109)
Vehicles [Member] | Net book value [Member]
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	293
Right-of-use assets at December 31	463	293
Vehicles [Member] | Gross value [Member]
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	402	192
Additions	290	233
Disposal	(22)	(23)
Right-of-use assets at December 31	670	402
Total [Member] | Amortization
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	(308)	(333)
Disposal	21	481
Depreciation charge	(570)	(451)
Exchange difference	(38)	(5)
Right-of-use assets at December 31	(895)	(308)
Total [Member] | Net book value [Member]
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	3,283
Right-of-use assets at December 31	3,218	3,283
Total [Member] | Gross value [Member]
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	3,591	1,399
Additions	314	3,427
Disposal	(35)	(1,230)
Exchange difference	243	(5)
Right-of-use assets at December 31	€ 4,113	€ 3,591